INVESTMENT IN AFFILIATES	12 Months Ended
Dec. 31, 2024
Investments in and Advances to Affiliates [Abstract]
INVESTMENT IN AFFILIATES
NOTE 4 -	INVESTMENT IN AFFILIATES

On November 25, 2015, the Company signed an agreement with Russian-based Engineering Holding of Moscow (“Engineering”), to establish a new facility for the provision of services for heat transfer products. The new Company, TAT-Engineering LLC, is based in Novosibirsk’s Tolmachevo airport. TAT-Engineering, LLC shall provide services for heat transfer products. 51% of TAT-Engineering LLC's shares are held by TAT and the remaining 49% are held by Engineering. The accounting treatment of the joint venture is based on the equity method due to variable participating rights granted to Engineering. The new entity was established in January 2016.

Summarized financial information of TAT-Engineering LLC:

	December 31,
	2024	2023
Balance sheets:
Current assets	$3,512	$2,048
Non-current assets	1,093	922
Current liabilities	1,721	1,395

	Year ended December 31,
	2024	2023	2022
Statements of operation:
Revenues	$3,366	$2,702	$1,277
Gross profit (loss)	2,095	1,739	605
Net income (loss)	1,414	987	365
Net income (losses) attributable to the Company	809	503	184